TABLE OF CONTENTS


Portfolio Commentaries...................................................  1
Schedules of Investments
   Intermediate Fixed Income Fund ........................................  9
   Large Cap Equity Fund ................................................. 13
   Small Cap Equity Fund ................................................. 17
   International Equity Fund ............................................. 21

Statements of Assets and Liabilities ..................................... 28

Statements of Operations ................................................. 29

Statements of Changes in Net Assets ...................................... 30

Financial Highlights ..................................................... 31

Notes to the Financial Statements ........................................ 32

Report of Independent Public Accountants ................................. 36

PORTFOLIO COMMENTARIES   OCTOBER 31, 1998

INTERMEDIATE FIXED INCOME FUND

Global financial and economic problems led to a dramatic shift by nervous investors into U.S. treasury bonds and other bonds and equities. The result was that interest rates fell significantly on treasuries and either fell less or rose on other bonds. Over the course of the Fund's existence, 4/1/98 - 10/31/98, interest rates have declined, causing the Fund to realize a total return over the period greater than the coupon income received. The recent poor corporate bond performance for the quarter ended 10/31/98 was due to the flight to quality. This has hurt the Fund's total return performance relative to its benchmark since the Fund had been focused on corporate bonds and their higher yields. The emphasis on high quality did cushion the Fund from the effect felt by lower quality issues, which faced one of their worst periods in eight years. For the period ended October 31, 1998, the Fund provided a total return, before sales charges, that was favorable versus its Lipper benchmark, yet lagged the Fund's benchmark.


TOTAL RETURN
for the period ended October 31, 1998
Since inception 3.01%

              Lehman Bros.            Lipper             Intermediate
              Intermediate         Intermediate             Fixed
              Gov't./Corp.       Investment Grade           Income
               Bond Index           Debt Index               Fund
              ------------      -----------------        ------------

4/1/98          $10,000               $10,000               $9,725
4/30/98          10,050                10,047                9,758
5/31/98          10,124                10,137                9,868
6/30/98          10,188                10,218                9,934
7/31/98          10,224                10,239                9,939
8/31/98          10,385                10,378               10,132
9/30/98          10,646                10,610               10,426
10/31/98         10,635                10,525               10,301

This chart assumes an initial gross investment of $10,000 with all sales charges made on 3/31/98 (commencement). Returns shown include the reinvestment of all dividends and reflect fee waivers in effect; in the absence of fee waivers, performance would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
  The Lehman Brothers Intermediate Government/Corporate Bond Index includes all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. government agencies and quasi-federal corporations and corporate debt guaranteed by the U.S. government; all publicly issued, fixed rate, nonconvertible investment-grade dollar-denominated, SEC-registered corporate debt. The Index sectors are industrial, finance, utility and Yankee. Also included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities or governmental or international agencies. It includes only those bonds with maturities of up to 10 years.
  The Lipper Intermediate Investment Grade Debt Index includes the 30 largest funds which, by prospectus or portfolio practice, invests at least
65% of its assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.
  Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

PORTFOLIO COMMENTARIES   OCTOBER 31, 1998

As of October 31, we think corporate bonds are more attractive than they have been in 10 years compared to other fixed income alternatives and the Fund is positioned such that going forward it may provide a competitive return. The Fund has a 4.00% weighting in the mortgage sector because of the prospect of continued refinancing. In the last six months, this more rapid refinancing has occurred, and the yield on some of these instruments has risen. Therefore, at some point the Fund may again increase its allocation in this area. We expect our continued emphasis to be on corporate bonds with less emphasis on treasury issues.

While interest rates have risen in September, we expect them to decline as the U.S. and foreign economies show only modest growth and low inflation. We believe our conservative strategy and overweighting of corporate securities with their higher relative yields will be rewarded longer term while providing a competitive yield.

George A. Balistreri, CFA
Portfolio Manager


JOHNSONFAMILY FUNDS Annual Report

PORTFOLIO COMMENTARIES   OCTOBER 31, 1998

LARGE CAP EQUITY FUND

The shockwaves of the Asian crisis that began in 1997 have finally reverberated to the U.S. markets, having both a real effect in the form of weak corporate earnings growth and an intangible effect through increasingly negative market psychology. Since the end of June, there has been considerable volatility in the equity markets, marked by the July/August downturn and the subsequent
September/October surge.   As a portfolio with broad market exposure, the
Fund participated in this volatility. However, the Fund (before sales charges) performed favorably versus the appropriate Lipper and Morningstar benchmarks, but lagged the S&P 500/R Index.

TOTAL RETURN
for the period ended October 31, 1998
Since inception (7.74)%

                                  Lipper Growth           Large Cap
                                  & Index Fund            Equity
               S&P 500/R              Index                  Fund
              ------------      -----------------        ------------

4/1/98          $10,000               $10,000               $9,600
4/30/98          10,101                10,054                9,539
5/31/98           9,927                 9,900                9,463
6/30/98          10,330                10,019                9,598
7/31/98          10,220                 9,774                9,252
8/31/98           8,743                 8,393                8,090
9/30/98           9,303                 8,770                8,649
10/31/98         10,059                 9,407                9,226

This chart assumes an initial gross investment of $10,000 with all sales charges made on 3/31/98 (commencement). Returns shown include the reinvestment of all dividends and reflect fee waivers in effect; in the absence of fee waivers, performance would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
  The S&P 500/R Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
  The Lipper Growth & Income Fund Index includes the 30 largest funds which, by prospectus or portfolio practice, combine a growth of earning orientation and an income requirement for level and/or rising dividends. Each fund is equally weighted in the Index and is adjusted for capital gains distributions and income dividends.
  Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

--------------------------------------------------------------------------------

Stable Sectors Led the Way
For the fiscal period, stocks of companies in sectors seen as more stable, such as health care, communications and utilities, performed much better than the cyclical sectors due to their resiliency in an economic downturn. Stocks held in the economically sensitive sectors were adversely affected by the expectations that a slower economy would impact these companies the most.
Retail and industrial issues were among the hardest hit as investors assumed that both consumers and businesses would tighten their belts and curtail spending in an uncertain economic environment. The negative performance in the financial sector was most pronounced during August, when asset quality fears associated with Asia penalized money centers and regional banks. We feel the adverse performance of the regional banks was not justified due to their negligible exposure to the Asian region. September and October were much more favorable months for the cyclicals and financials, as the rate cuts initiated by the Federal Reserve stemmed fears of an economic slowdown resulting in a recession.

                                               JOHNSONFAMILY FUNDS Annual Report

PORTFOLIO COMMENTARIES   OCTOBER 31, 1998

Focus on Valuation and Fundamentals
Risk control becomes more relevant in turbulent markets. Our process focuses on owning fundamentally sound companies that are attractively valued within their respective sectors. In the current volatile market that we have seen in 1998, concentrating on fundamentals is particularly important, due to the softening of earnings growth that we anticipate. The Fund owns companies with strong cash flow and low leverage, which should allow these companies the financial flexibility needed to operate in a potentially difficult environment. Portfolio diversification also enhances risk control. We believe the Fund is well diversified across the economic spectrum, which attempts to reduce portfolio volatility.

Large Cap Value vs. Large Cap Growth - The Disparity
The dispersion between growth and value is as large as it has ever been since the BARRA indices began tracking in 1975. Shown below is the annual difference between the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index going back to 1975. In basic terms, if the S&P 500/R Index is split in half based on valuation measures, the result is the S&P 500/R/BARRA Value and S&P 500/BARRA Growth indices. Our style, which focuses on value investing, helps explain why the return lagged behind the S&P 500/R Index. While we cannot predict when value investing will come back into favor, these trends tend to reverse, which we believe will benefit value investing and the Fund. The advantage of our value discipline can be summarized as follows: For each $1 paid for a stock, the Fund seeks to buy more cash flow and earnings than the average stock in a broad market universe.

S&P/BARRA Value Index minus S&P/BARRA Growth Index

(PHOTO HERE)


Wendell L. Perkins, CFA
Frank J. Gambino, CFA
Portfolio Managers

JOHNSONFAMILY FUNDS Annual Report

PORTFOLIO COMMENTARIES   OCTOBER 31, 1998

SMALL CAP EQUITY FUND

The period 3/31/98 - 10/31/98 was a continuation of the nearly four-year trend of small capitalization stocks underperforming large capitalization stocks.
This period underscored the volatility inherent in small capitalization stock investing. The Fund's inception began near the peak of the 1998 small cap market rally and was subject to investors' rotation out of more volatile assets into less volatile assets (e.g. U.S. treasury securities) in the wake of the Asian crisis. Small company issues rebounded nicely during September and October, as market sentiment shifted a bit and corporate earnings, on average, met or exceeded tempered forecasts. Although the Fund's performance (before sales charges) was down substantially on an absolute basis, it outperformed its peer group and its stated benchmark.

TOTAL RETURN
for the period ended October 31, 1998
Since inception (21.11)%

                                      Lipper                Small
              S&P SmallCap          Small Cap                Cap
            600 Stock Index        Fund Index               Fund
              ------------      -----------------        ------------

4/1/98          $10,000               $10,000               $9,600
4/30/98          10,059                10,042                9,578
5/31/98           9,526                 9,487                9,146
6/30/98           9,554                 9,613                9,021
7/31/98           8,823                 8,943                8,618
8/31/98           7,120                 7,168                7,361
9/30/98           7,556                 7,556                7,582
10/31/98          7,907                 7,865                7,889

This chart assumes an initial gross investment of $10,000 with all sales charges made on 3/31/98 (commencement). Returns shown include the reinvestment of all dividends and reflect fee waivers in effect; in the absence of fee waivers, performance would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
  The S&P SmallCap 600 Index is a capitalization-weighted index of 600 domestic stocks that measures the performance of companies with a small market capitalization. The S&P SmallCap 600 Index fluctuates due to changes in the aggregate market value of these stocks.
  The Lipper Small Cap Fund Index includes the 30 largest funds which, by prospectus or portfolio practice, invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase. Each fund is equally weighted in the Index and is adjusted for capital gains distributions and income dividends.
  Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.

                                               JOHNSONFAMILY FUNDS Annual Report

PORTFOLIO COMMENTARIES   OCTOBER 31, 1998

Cyclical Sectors Hurt the Most
Stocks held in the economically sensitive sectors were adversely affected by the expectations that a slower economy would impact these companies the most.
Retail and capital goods issues were among the hardest hit as investors assumed that both consumers and businesses would curtail spending in an uncertain economic environment. Stocks of companies in sectors seen as more stable, such as consumer staples and utilities, performed much better due to their resiliency in an economic downturn. September and October were much more favorable months for the cyclicals, as the rate cuts initiated by the Federal Reserve stemmed fears of an economic slowdown resulting in a recession.

Focus on Valuation and Fundamentals
Our process focuses on owning companies we believe are fundamentally sound that we consider to be attractively valued within their respective sectors. In the current volatile market, we believe concentrating on fundamentals is particularly important, due to the softening of earnings growth that is anticipated. The Fund owns companies with strong cash flow and low leverage, which we believe should allow these companies the financial flexibility needed to operate in a potentially difficult environment.

Small Cap - When Will it Turn Around?
After 3+ years of underperformance, small cap performance may be due for a reversal. Since 1945, the performance of small cap stocks has nearly doubled the S&P 500/R. However, in many periods of low inflation, small cap stocks have underperformed large cap stocks, as larger companies are better able to mitigate pricing pressure by leveraging the benefits of lower costs. As of October 31, the disinflationary environment may be one of the factors explaining investors' preference of large cap stocks over small cap stocks. Another factor has been institutional investors' appetite for liquidity, which has driven prices of large capitalization stocks in the Dow Jones Industrial Average and the S&P 500/R to record valuations. Fortunately for small cap investors, these factors tend to shift over time. Should another resurgence be experienced in this long economic cycle and institutional investors reduce the premium paid for liquidity, small cap stocks may be positioned to outperform.

Wendell L. Perkins, CFA
Frank J. Gambino, CFA
Portfolio Managers

JOHNSONFAMILY FUNDS Annual Report

PORTFOLIO COMMENTARIES   OCTOBER 31, 1998

INTERNATIONAL EQUITY FUND

Investor confidence in global markets was continually tested throughout the fiscal period, as fear spread the Asian financial woes would migrate to Latin America and Europe. The collapse of global commodity prices, particularly minerals, caused stunning currency and stock market declines in developed stable countries such as Australia, Canada and New Zealand. The Asian and European stock markets posted significant losses during the period, prior to recovering during the global stock market rally in September and October. The German DAX, French CAC and the Swiss Market Index all fell in excess of 30% from their July highs before rebounding in early October. The Fund's European exposure is neutral to its benchmark thus having little relative impact on the Fund's performance versus its benchmark.

TOTAL RETURN
for the period ended October 31, 1998
Since inception (13.92)%

             Morgan Stanley
                Capital
           International All          Lipper
             Country World        International         International
              ex-USA Index         Fund Index              Equity
              ------------      -----------------        ------------

4/1/98          $10,000               $10,000               $9,600
4/30/98          10,047                10,154                9,578
5/31/98           9,835                10,174                9,501
6/30/98           9,778                10,086                9,347
7/31/98           9,856                10,241                9,491
8/31/98           8,447                 8,767                8,205
9/30/98           8,259                 8,494                8,100
10/31/98          9,110                 9,119                8,608


This chart assumes an initial gross investment of $10,000 with all sales charges made on 3/31/98 (commencement). Returns shown include the reinvestment of all dividends and reflect fee waivers in effect; in the absence of fee waivers, performance would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
  The Morgan Stanley Capital International All Country World ex-USA Index is the aggregate of 47 of 51 individual country indices calculated by MSCI. The Index excludes the USA. Each country index is calculated using the five following steps: 1) define the local market by constructing a matrix of all listed securities; 2) sort the matrix by industry; 3) capture 60% of the market cap of each group by selecting the most investable stocks in each industry; 4) avoid cross-ownership; and 5) apply full market cap weights to each stock in the index.
  The Lipper International Fund Index includes the 30 largest funds which, by prospectus or portfolio practice, normally invest their assets in securities whose primary trading markets are outside the United States. Each fund is equally weighted in the Index and is adjusted for capital gains distributions and income dividends.
  Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
  Investors are reminded that, while investing globally can be rewarding, investments in foreign securities involve investment risks including currency, liquidity, political, economic and market risks.

                                               JOHNSONFAMILY FUNDS Annual Report

PORTFOLIO COMMENTARIES   OCTOBER 31, 1998

Stable Stocks Cushion the Fall
The Fund's holdings of consumer staple, telecommunication, utility and health care stocks cushioned the dramatic decline in global equity prices during the fiscal quarter. These sectors, as well as technology, actually posted positive returns from 3/31/98 to 10/31/98 as investors fled from financial stocks and cyclical stocks into the steady earning stable end of the market. The Fund's holdings in banking, cyclical industrials and durables suffered significant losses (in excess of 20%). While these stocks have bounced back from their October lows, investors remain cautious.

Focus on Diversification, Valuation and Fundamentals
The Fund is structured with a focus on developed global markets, with a small exposure to lesser-developed markets such as Mexico, Brazil and Malaysia. The Fund, benchmarked to the MSCI All Country World less U.S., is nearly two-thirds invested in Europe and the United Kingdom. Relative to the benchmark and as of October 31, 1998, the Fund is underweighted in Japan and in the emerging Asian markets, since these regions are currently in recession. Our investment process focuses on companies we consider to be strong with solid cash flow, conservative balance sheets and competitive market share. The holdings in the Fund are diversified across 20 economic sectors in 28 countries, which may reduce volatility over time.

Value is Underperforming Globally
The Fund owns international equity securities which we consider to be undervalued relative to their respective country indices and industry peer groups. The Fund's price/earnings ratio and price/book ratio at October 31, 1998 were 21.6x and 3.5x respectively versus nearly 23.9x and 4.2x for the average Morningstar Foreign Stock Fund<F1>. While value stocks may perform relatively better than growth stocks during a market downturn, the recent market turbulence has been an exception. Investors were particularly scared by uncertainties in the financial sector, following the collapse of the Russian ruble. Cyclicals were punished as investors began to talk of a global recession in 1999. As cyclicals and financials tend to be more value oriented, value international funds were more susceptible during the late summer market correction. Although the Fund underperformed its benchmark for the seven-month period, the Fund did outperform (before sales charges) the value component of the MSCI All Country World less U.S., which declined 11.0%.


Wendell L. Perkins, CFA
Frank J. Gambino, CFA
Jean-Claude Heritier
Patrick Gigon
Portfolio Managers

<F1> The Morningstar Foreign Stock Fund category is comprised of 843 international funds having no more than 10% of their stocks invested in the United States.

JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Intermediate Fixed Income Fund

Principal
 Amount                                                                 Value
------------------------------------------------------------------------------

            CORPORATE BONDS - 66.86%
$ 500,000   AT&T Capital Corp., 6.60%, 5/15/05                       $510,625
  300,000   AT&T Corp., 8.125%, 1/15/22                               324,375
  750,000   AirTouch Communications, Inc., 7.50%, 7/15/06             824,063
1,000,000   Alberto-Culver, Co., 6.375%, 6/15/28                    1,016,250
  500,000   Allstate Corp., 6.75%, 5/15/18                            498,125
1,000,000   American Greetings, 6.10%, 8/1/28                       1,026,250
  500,000   American Home Products, 6.50%, 10/15/02                   523,750
1,000,000   AMGEN Inc., 6.50%, 12/1/07                              1,066,250
  500,000   Anheuser-Busch Cos., Inc., 6.90%, 10/1/02                 528,125
1,000,000   Applied Materials, Inc., 7.125%, 10/15/17                 968,750
  800,000   Associates Corp. N.A., 6.00%, 12/1/02                     807,000
  500,000   Autozone, Inc., 6.50%, 7/15/08                            511,875
  300,000   Baltimore Gas & Electric, 7.25%, 7/1/02                   322,875
1,000,000   Bank One Texas, 6.25%, 2/15/08                          1,021,250
  705,000   BellSouth Telecommunications, Inc., 8.25%, 7/1/32         795,769
1,500,000   BellSouth Telecommunications, Inc., 7.50%, 6/15/33      1,612,500
  500,000   Borg-Warner Automotive, Inc., 7.00%, 11/1/06              528,125
1,000,000   Commercial Credit Co., 6.25%, 1/1/08                    1,000,000
1,500,000   Computer Associates, 6.50%, 4/15/08                     1,479,375
  500,000   Consolidated Edison Co., 6.45%, 12/1/07                   531,250
1,000,000   Diago Capital PLC, 6.125%, 8/15/05                      1,017,899
  500,000   Donaldson, Lufkin & Jenrette, Inc., 6.875%, 11/1/05       503,125
  500,000   Donaldson, Lufkin & Jenrette, Inc., 6.50%, 4/1/08         483,125
  500,000   Dow Chemical Co., 6.85%, 8/15/13                          538,125
  500,000   Dresdner Bank New York, 6.625%, 9/15/05                   507,500
  250,000   Fleet Financial Group, Inc., 7.19%, 10/2/12               275,000
  750,000   Ford Motor Credit Co., 6.25%, 12/8/05                     771,563
1,000,000   GTE Corp.,  6.46%, 4/15/08                              1,053,750
1,000,000   GTE Corp., (MBIA Insured), 6.46%, 4/15/08               1,056,250
  500,000   GTE North, Inc., 6.375%, 2/15/10                          528,125
1,000,000   General Mills, Inc., 4.75%, 10/8/03                       985,000
  500,000   General Motors Corp., 8.10%, 6/15/24                      554,375
1,000,000   Hercules, Inc., 6.60%, 8/1/27                           1,072,500
  250,000   Household Finance Corp., 7.25%, 7/15/03                   265,938
  500,000   Household Finance Corp., 7.30%, 7/30/12                   536,250
  400,000   Idaho Power Corp., 8.75%, 3/15/27                         439,000
  750,000   Knight-Ridder, Inc., 6.625%, 11/1/07                      802,500
1,000,000   Lehman Brothers Holdings, Inc., 6.15%, 3/15/00            991,250
  500,000   Loews Corp., 6.75%, 12/15/06                              516,250

See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Intermediate Fixed Income Fund (continued)

Principal
 Amount                                                                 Value
------------------------------------------------------------------------------

            CORPORATE BONDS (CONTINUED) - 66.86%
$1,375,000  Martin Marietta Corp., 7.75%, 4/15/23                  $1,529,687
  200,000   McGraw-Hill Co., Inc., 9.43%, 9/1/00                      217,500
 $250,000   Mead Corp., 8.125%, 2/1/23                                279,687
  350,000   Mellon Financial Co., 6.875%, 3/1/03                      367,062
1,000,000   Monsanto Co., 6.21%, 2/5/08                             1,048,750
1,000,000   Motorola, Inc., 5.80%, 10/15/08                         1,000,000
  250,000   J.P. Morgan & Co., Inc., 7.625%, 9/15/04                  268,750
  500,000   Nabisco, Inc., 6.00%, 2/15/01                             497,500
1,000,000   NationsBank Corp., 7.19%, 7/30/12                       1,051,250
1,000,000   National City Bank Cleveland, 7.10%, 9/25/12            1,113,750
  500,000   Northern States Power Co., 5.75%, 10/1/03                 516,250
  200,000   Olsten Corp., 7.00%, 3/15/06                              203,250
1,000,000   PaineWebber Group, 6.55%, 4/15/08                         972,500
1,000,000   J.C. Penney Co., Inc., 6.875%, 10/15/15                 1,012,500
  350,000   Rockwell International Corp., 8.375%, 2/15/01             374,500
  500,000   Sara Lee Corporation, 6.15%, 6/19/08                      523,750
1,000,000   Scana Corp., 5.81%, 10/23/08                            1,001,250
  150,000   Security Pacific Corp., 9.75%, 5/15/99                    153,562
  300,000   SmithKline Beecham, 6.625%, 10/1/05                       321,375
  500,000   Snap-On Tools, Inc., 6.625%, 10/1/05                      541,250
  600,000   SunTrust Banks, Inc., 6.00%, 1/15/28                      620,250
1,000,000   TRW Inc., 6.25%, 1/15/10                                1,043,750
1,000,000   Tribune Co., 5.50%, 10/6/08                               973,750
1,000,000   Wells Fargo & Co., 6.625%, 4/15/13                      1,073,750
                                                                   ----------

            TOTAL CORPORATE BONDS
            (cost $44,305,569......................................45,499,730
                                                                   ----------

            MUNICIPAL BONDS - 3.99%
  500,000   Chicago, Illinois Public Building, 7.00%, 1/1/07          545,625
  325,000   Cook County School District, 8.00%, 12/1/06               366,031
  500,000   Harris County Sports, 6.75%, 11/15/17                     510,000
  350,000   Massachusetts State Port Authority, 6.35%, 7/1/07         369,250
  500,000   Oakland, California Pension, 6.98%, 12/15/09              550,000
  350,000   San Francisco, California, Series A, 6.95%, 6/15/03       375,375
                                                                   ----------

            TOTAL MUNICIPAL BONDS
            (cost $2,608,514).......................................2,716,281
                                                                   ----------

See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Intermediate Fixed Income Fund (continued)

Principal
 Amount                                                                 Value
-----------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 19.33%
            NOTES - 13.20%
$1,000,000  Federal Farm Credit Bureau Note, 6.51%, 1/7/08         $1,002,553
  500,000   Federal Home Loan Bank, 6.375%, 10/22/02                  507,575
  400,000   Federal Home Loan Bank, 6.40%, 12/4/03                    400,445
  500,000   Federal Home Loan Bank, 6.00%, 8/25/04                    510,089
  500,000   Federal Home Loan Bank, 6.229%, 4/20/05                   512,698
  500,000   Federal Home Loan Bank, 6.85%, 12/4/06                    500,520
1,000,000   Federal Home Loan Bank, 6.15%, 3/3/08                   1,043,461
1,000,000   Federal Home Loan Mortgage Corp., 6.642%, 3/13/06       1,037,684
  250,000   Federal Home Loan Mortgage Corp., 7.245%, 4/24/06         264,116
  500,000   Federal Home Loan Mortgage Corp., 7.09%, 11/24/06         502,880
  250,000   Federal National Mortgage Assoc., 7.00%, 9/3/03           254,330
  300,000   Federal National Mortgage Assoc., 7.25%, 6/1/05           311,552
  750,000   Federal National Mortgage Assoc., 6.85%, 9/12/05          777,003
  800,000   Federal National Mortgage Assoc., 6.65%, 3/8/06           830,116
  500,000   Federal National Mortgage Assoc., 6.29%, 4/23/08          526,183
                                                                   ----------
                                                                    8,981,205
                                                                   ----------

            REMICS - 4.56%
  459,441   Federal Home Loan Mortgage Corp., 2044 BD,
            6.25%, 3/15/09                                            461,834
  500,000   Federal Home Loan Mortgage Corp., 2024 C,
            6.50%, 11/15/10                                           511,333
  500,000   Federal National Mortgage Assoc., 97-23PE,
            6.00%, 9/25/08                                            498,208
  500,000   Federal National Mortgage Assoc., 1993-194,
            6.50%, 10/25/08                                           506,134
1,000,000   Federal National Mortgage Assoc., 6.75%, 3/25/23        1,000,439
  123,269   Federal National Mortgage Assoc., 1994-4,
            7.00%, 8/25/23                                            124,342
                                                                   ----------
                                                                    3,102,290
                                                                   ----------

            OTHER AGENCY ISSUES - 1.57%
  500,000   Private Export Funding Corp., 7.90%, 3/31/00              522,500
  500,000   Private Export Funding Corp., 6.49%, 7/15/07              546,875
                                                                   ----------
                                                                    1,069,375
                                                                   ----------

            TOTAL U.S. GOVERNMENT AGENCIES
            (cost $12,881,471).....................................13,152,870
                                                                   ----------

See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Intermediate Fixed Income Fund (continued)

Principal
 Amount                                                                 Value
------------------------------------------------------------------------------

            U.S. TREASURY OBLIGATIONS - 5.81%
$ 800,000   U.S. Treasury Note, 6.375%, 9/30/01                      $843,785
2,750,000   U.S. Treasury Note, 5.875%, 11/30/01                    2,868,632
1,000,000   U.S. Treasury Strips, 11/15/24                            244,125
                                                                   ----------

            TOTAL U.S. TREASURY OBLIGATIONS
            (cost $3,790,018).......................................3,956,542
                                                                   ----------


   Number
of Shares
----------
            SHORT-TERM INVESTMENT - 3.22%
2,189,795   SSGA Money Market Fund                                  2,189,795
                                                                   ----------

            TOTAL SHORT-TERM INVESTMENT
            (cost $2,189,795).......................................2,189,795
                                                                   ----------

            TOTAL INVESTMENTS - 99.21%
            (cost $65,775,367)                                     67,515,218

            Cash and Other Assets, less Liabilities - 0.79%...........534,420
                                                                   ----------

            NET ASSETS - 100.00%..................................$68,049,638
                                                                  ===========


See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Large Cap Equity Fund

 Number
of Shares                                                               Value
------------------------------------------------------------------------------

           COMMON STOCKS - 96.70%
           AEROSPACE - 4.35%
 18,100    General Dynamics Corp.                                  $1,071,294
  2,930    Lockheed Martin Corp.                                      326,329
  4,800    Northrop Grumman Corp.                                     382,800
                                                                   ----------
                                                                    1,780,423
                                                                   ----------

           BANKING - 10.10%
 21,150    AmSouth Bancorporation                                     847,322
  6,000    Chase Manhattan Corp.                                      340,875
  4,050    Comerica, Inc.                                             261,225
  3,300    J.P. Morgan & Co., Inc.                                    311,025
 13,800    Mellon Bank Corp.                                          829,725
 15,400    PNCBank Corp.                                              770,000
 20,400    Summit Bancorp.                                            773,925
                                                                   ----------
                                                                    4,134,097
                                                                   ----------

           CHEMICALS - 2.07%
  5,800    Dow Chemical Co.                                           543,025
  9,000    Rohm & Haas Co.                                            303,750
                                                                   ----------
                                                                      846,775
                                                                   ----------

           CONSUMER DURABLES - 5.74%
 12,000    Black & Decker Corp.                                       620,250
 17,300    Ford Motor Co.                                             938,525
 22,100    ITT Industries, Inc.                                       790,075
                                                                   ----------
                                                                    2,348,850
                                                                   ----------

           CONSUMER STAPLES - 11.41%
 29,000    American Stores Co.                                        944,312
 14,900    Brown-Forman Corp., Class B                              1,012,269
 26,000    Interstate Bakeries Corp.                                  651,625
  5,250    Lancaster Colony Corp.                                     157,500
 21,400    Rite Aid Corporation                                       849,312
  1,700    Sara Lee Corp.                                             101,469
 39,800    Supervalu, Inc.                                            955,200
                                                                   ----------
                                                                    4,671,687
                                                                   ----------

See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Large Cap Equity Fund (continued)

 Number
of Shares                                                               Value
-------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED) - 96.70%
           ENERGY - 7.21%
  6,000    Amerada Hess Corp.                                        $331,500
  7,400    Ashland, Inc.                                              356,125
  6,400    Atlantic Richfield Co.                                     440,800
  9,900    Murphy Oil Corporation                                     408,994
 17,700    Phillips Petroleum Company                                 765,525
  5,000    Sun Company, Inc.                                          171,563
  9,400    Unocal Corporation                                         319,012
  4,800    USX-Marathon Group                                         156,900
                                                                   ----------
                                                                    2,950,419
                                                                   ----------

           FINANCIAL SERVICES - 0.39%
  2,253    Associates First Capital Corp., Class A                    158,837
                                                                   ----------

           HEALTH CARE - 12.29%
  5,400    American Home Products Corp.                               263,250
 10,100    AMGEN Inc.                                                 793,481
 17,200    Becton Dickinson & Co.                                     724,550
  4,800    Bristol-Myers Squibb Co.                                   530,700
  2,112    Fresenius Medical Care AG ADR                               31,944
  6,700    Merck & Co., Inc.                                          906,175
    100    Schering-Plough Corp.                                       10,288
 15,700    Watson Pharmaceuticals, Inc.<F1>                           873,312
 12,200    Wellpoint Health Networks, Inc.<F1>                        898,225
                                                                   ----------
                                                                    5,031,925
                                                                   ----------

           INDUSTRIAL - 9.03%
  3,000    FMC Corp.<F1>                                              153,187
 17,700    Harris Corp.                                               620,606
 23,000    Harsco Corp.                                               753,250
 15,000    Johnson Controls, Inc.                                     843,750
 11,600    Raytheon Co., Class B                                      673,525
 15,900    Rockwell International Corp.                               652,894
                                                                   ----------
                                                                    3,697,212
                                                                   ----------

           INSURANCE - 4.48%
 13,700    Ambac Financial Group, Inc.                                797,169
 36,650    Old Republic International Corp.                           696,350
  7,728    ReliaStar Financial Corp.                                  338,583
                                                                   ----------
                                                                    1,832,102
                                                                   ----------

See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Large Cap Equity Fund (continued)

 Number
of Shares                                                               Value
-------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED) - 96.70%
           RETAIL - 4.10%
 15,900    Sears, Roebuck & Co.                                      $714,506
 23,100    VF Corp.                                                   965,869
                                                                   ----------
                                                                    1,680,375
                                                                   ----------

           SERVICES - 5.59%
 13,600    Carnival Corp., Class A                                    440,300
  9,100    Dun & Bradstreet Corp.                                     258,212
 21,700    King World Productions, Inc.<F1>                           569,625
  1,820    R.H. Donnelley Corp.                                        25,480
 14,450    Snap-On, Inc.                                              512,072
  5,000    Xerox Corp.                                                484,375
                                                                   ----------
                                                                    2,290,064
                                                                   ----------

           TECHNOLOGY - 7.82%
 16,700    Andrew Corp.<F1>                                           273,463
 16,300    Compaq Computer Corp.                                      515,488
 14,950    Computer Associates International, Inc.                    588,656
  6,800    Dell Computer Corp.<F1>                                    446,250
 11,200    EMC Corp.<F1>                                              721,000
  3,800    National Semiconductor Corp.<F1>                            48,212
 10,400    Sun Microsystems, Inc.<F1>                                 605,800
                                                                   ----------
                                                                    3,198,869
                                                                   ----------

           TELECOMMUNICATIONS - 7.49%
 17,518    Bell Atlantic Corp.                                        930,644
  5,800    ComSat Corp.                                               228,738
 18,200    Frontier Corp.                                             547,137
 10,100    GTE Corp.                                                  592,744
    176    SBC Communications Inc.                                      8,137
 13,200    U S WEST, Inc.                                             757,350
                                                                   ----------
                                                                    3,064,750
                                                                   ----------

See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Large Cap Equity Fund (continued)

 Number
of Shares                                                               Value
-------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED) - 96.70%
           UTILITIES - 4.63%
  1,000    CMS Energy Corp.                                           $44,062
 17,000    DTE Energy Co.                                             724,625
 15,100    Pinnacle West Capital Corp.                                661,569
 12,200    Public Service Enterprise Group, Inc.                      463,600
                                                                   ----------
                                                                    1,893,856
                                                                   ----------

           TOTAL COMMON STOCKS - 96.70%
           (cost $35,624,955)..................................... 39,580,241
                                                                   ----------


           SHORT-TERM INVESTMENT - 3.07%
1,257,468  SSGA Money Market Fund                                   1,257,468
                                                                   ----------

           TOTAL SHORT-TERM INVESTMENT
           (cost $1,257,468)....................................... 1,257,468
                                                                   ----------

           TOTAL INVESTMENTS - 99.77%
           (cost $36,882,423)                                      40,837,709

           Cash and Other Assets, less Liabilities - 0.23%.............95,279
                                                                   ----------

           NET ASSETS - 100.00%...................................$40,932,988
                                                                  ===========

<F1> Non-income producing security
See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Small Cap Equity Fund

 Number
of Shares                                                               Value
------------------------------------------------------------------------------

           COMMON STOCKS - 97.97%
           AEROSPACE - 3.25%
  5,200    Alliant Techsystems, Inc.<F1>                             $364,000
  9,300    Cordant Technologies, Inc.                                 378,394
                                                                   ----------
                                                                      742,394
                                                                   ----------

           BANKING - 11.36%
  8,375    Associated Banc-Corp                                       294,172
  8,900    Chittenden Corporation                                     265,887
 27,900    Colonial BancGroup, Inc.                                   364,444
  7,000    Commerce Bancshares, Inc.                                  304,937
  6,000    F.N.B. Corporation                                         165,000
 13,700    Riggs National Corporation                                 330,513
  5,000    SierraWest Bancorp                                         125,000
  5,581    Star Banc Corporation                                      422,063
  7,000    UMB Financial Corporation                                  320,688
                                                                   ----------
                                                                    2,592,704
                                                                   ----------

           BUILDING PRODUCTS - 1.23%
  9,500    Texas Industries, Inc.                                     280,844
                                                                   ----------

           CAPITAL GOODS - 3.31%
  9,400    Commercial Intertech Corp.                                 167,437
 10,100    Milacron Inc.                                              195,688
 16,600    Robbins & Myers, Inc.                                      392,175
                                                                   ----------
                                                                      755,300
                                                                   ----------

           CHEMICALS _ 3.14%
 16,100    Ferro Corporation                                          410,550
 12,600    International Specialty Products, Inc.<F1>                 169,312
  6,200    LeaRonal, Inc.                                             136,787
                                                                   ----------
                                                                      716,649
                                                                   ----------

           CONSUMER DURABLES - 4.95%
 23,900    Excel Industries, Inc.                                     339,081
  7,400    Mohawk Industries, Inc.<F1>                                223,388
  5,200    National Presto Industries, Inc.                           200,525
  6,000    Skyline Corp.                                              186,375
 11,500    Standard Products Co.                                      180,406
                                                                   ----------
                                                                    1,129,775
                                                                   ----------

See Notes to the Financial Statements.
                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Small Cap Equity Fund (continued)

 Number
of Shares                                                               Value
------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED) - 97.97%
           CONSUMER STAPLES - 5.20%
  8,200    Adolph Coors Company, Class B                             $410,000
  2,200    Block Drug Co., Inc., Class A                               79,475
  7,900    Lancaster Colony Corp.                                     237,000
 11,800    Longs Drug Stores Corp.                                    460,937
                                                                   ----------
                                                                    1,187,412
                                                                   ----------

           ENERGY - 4.81%
 18,800    Questar Corp.                                              370,125
 28,000    Seagull Energy Corp.<F1>                                   334,250
 15,800    Valero Energy Corp.                                        395,000
                                                                   ----------
                                                                    1,099,375
                                                                   ----------

           HEALTH CARE - 10.93%
 17,000    ADAC Laboratories<F1>                                      503,625
 12,000    Arrow International, Inc.                                  333,000
 12,933    Bindley Western Industries, Inc.                           468,821
 34,400    Chronimed, Inc.<F1>                                        313,900
  3,400    CorVel Corp.<F1>                                           124,525
  7,400    Empi, Inc.<F1>                                             141,525
  3,600    First Health Group Corp.<F1>                                83,025
  8,600    Lincare Holdings, Inc.<F1>                                 343,462
 12,700    Quorum Health Group, Inc.<F1>                              184,150
                                                                   ----------
                                                                    2,496,033
                                                                   ----------

           INDUSTRIAL - 10.47%
 12,900    AMETEK, Inc.                                               273,319
  9,300    Blount International, Inc., Class A                        204,019
 10,500    Kennametal, Inc.                                           217,875
 10,100    Pentair, Inc.                                              380,013
  8,900    Pittston Brink's Group                                     264,775
 10,200    Premark International, Inc.                                323,213
  8,600    Teleflex, Inc.                                             332,713
 10,600    Trinity Industries, Inc.                                   393,525
                                                                   ----------
                                                                    2,389,452
                                                                   ----------

See Notes to the Financial Statements.
                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Small Cap Equity Fund (continued)

 Number
of Shares                                                               Value
-------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED) - 97.97%
           INSURANCE - 6.32%
  1,600    American National Insurance Co.                           $134,400
 18,700    Capital Re Corp.                                           342,444
  9,116    Delphi Financial Group, Inc., Class A<F1>                  425,033
  7,000    Everest Reinsurance Holdings, Inc.                         241,062
  2,900    NAC Re Corp.                                               140,469
  6,300    PXRE Corp.                                                 159,863
                                                                   ----------
                                                                    1,443,271
                                                                   ----------

           RETAIL - 6.26%
 12,800    Guilford Mills, Inc.                                       160,000
 10,900    Lands' End, Inc.<F1>                                       185,981
 45,900    Pier 1 Imports, Inc.                                       424,575
  8,400    Ross Stores, Inc.                                          273,000
 12,300    ShopKo Stores, Inc.<F1>                                    385,144
                                                                   ----------
                                                                    1,428,700
                                                                   ----------

           SERVICES - 10.25%
 18,000    Aaron Rents, Inc.                                          265,500
 13,800    American Business Products, Inc.                           256,162
 34,200    Arctic Cat, Inc.                                           316,350
 16,400    Bowne & Co., Inc.                                          220,375
 17,400    Franklin Covey Co.<F1>                                     343,650
 17,600    Huffy Corp.                                                223,300
 12,300    Ogden Corp.                                                330,563
 11,300    The McClatchy Co., Class A                                 383,494
                                                                   ----------
                                                                    2,339,394
                                                                   ----------

           TECHNOLOGY - 8.89%
  6,700    Andrew Corp.<F1>                                           109,712
 14,200    BARRA, Inc.<F1>                                            374,525
 10,900    Boole & Babbage, Inc.<F1>                                  290,212
  7,600    Communications Systems, Inc.                                92,150
  9,400    Dallas Semiconductor Corp.                                 347,800
  8,200    MICROS Systems, Inc.<F1>                                   180,913
  8,000    National Instruments Corp.<F1>                             219,000
  6,900    Novellus Systems, Inc.<F1>                                 267,806
 10,400    Systems & Computer Technology Corp.<F1>                    148,200
                                                                   ----------
                                                                    2,030,318
                                                                   ----------


See Notes to the Financial Statements.
                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
Small Cap Equity Fund (continued)

 Number
of Shares                                                               Value
-------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED) - 97.97%
           TELECOMMUNICATIONS - 1.79%
 14,500    Aliant Communications, Inc.                               $409,172
                                                                   ----------

           TRANSPORTATION - 1.50%
 13,100    Avondale Industries, Inc.<F1>                              341,419
                                                                   ----------

           UTILITIES - 4.31%
  8,600    BEC Energy                                                 341,312
    900    Interstate Energy Corp.                                     27,844
 14,900    MidAmerican Energy Holdings Co.                            387,400
  6,800    TNP Enterprises, Inc.                                      229,500
                                                                   ----------
                                                                      986,056
                                                                   ----------

           TOTAL COMMON STOCKS
           (cost $26,150,851)......................................22,368,268
                                                                   ----------

           SHORT-TERM INVESTMENTS - 2.00%
297,574    SSGA Money Market Fund                                     297,574
159,168    SSGA U.S. Government Money Market Fund                     159,168
                                                                   ----------
           TOTAL SHORT-TERM INVESTMENTS
           (cost $456,742)............................................456,742
                                                                   ----------

           TOTAL INVESTMENTS - 99.97%
           (cost $26,607,593)                                      22,825,010

           Cash and Other Assets, less Liabilities - 0.03%..............6,325
                                                                   ----------

           NET ASSETS - 100.00%...................................$22,831,335
                                                                  ===========




<F1> Non-income producing security

See Notes to the Financial Statements.
                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
International Equity Fund

 Number
of Shares                                                               Value
------------------------------------------------------------------------------


           COMMON STOCKS - 90.79%
           ARGENTINA - 0.49%
 29,300    Telefonica de Argentina S.A. - Class B                     $98,038
                                                                    ---------

           AUSTRIA - 0.93%
  1,300    EVN AG                                                     185,203
                                                                    ---------

           AUSTRALIA - 6.31%
 38,100    Coles Myer Ltd.                                            162,642
 55,000    CSR Ltd.                                                   125,264
 16,200    National Australia Bank                                    213,715
143,500    RGC Ltd.<F1>                                               217,081
 29,100    Rothmans Holdings Ltd.                                     210,056
 40,000    Santos Limited                                             116,988
 34,200    Westpac Banking Corporation Ltd.                           207,073
                                                                   ----------
                                                                    1,252,819
                                                                   ----------
           BELGIUM - 3.09%
    800    Electrabel SA                                              295,091
  2,000    G.I.B. Group SA                                             95,729
    600    PetroFina SA                                               223,074
                                                                   ----------
                                                                      613,894
                                                                   ----------

           BRAZIL - 1.00%
9,100,000  Companhia Brasileira de Petroleo Ipiranga - Preferred       48,826
    4,900  Companhia Vale do Rio Doce - Preferred A                    73,944
1,000,000  Telecomunicacoes Brasileiras S.A. -
           Preferred Receipts<F1>                                      76,291
                                                                   ----------
                                                                      199,061
                                                                   ----------

           CANADA - 3.06%
  2,800    Alberta Energy Company Ltd.                                 65,163
  1,300    Alcan Aluminum Ltd.                                         32,565
  1,500    BCE, Inc.                                                   50,714
  2,200    Canadian Imperial Bank of Commerce                          43,591
  1,300    Canadian Pacific Ltd.                                       29,120
  2,000    Imasco Ltd.                                                 37,494
  4,200    Imperial Oil Ltd.                                           66,520
    500    International, Inc. - Class A                               30,917
  5,500    National Bank of Canada                                     82,132


See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
International Equity Fund (continued)

 Number
of Shares                                                               Value
--------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED) - 90.79%
           CANADA (CONTINUED) - 3.06%
    800    Northern Telecom Ltd.                                      $34,236
  1,900    Quebecor, Inc. - Class A                                    38,690
  2,100    Telus Corp.                                                 43,102
  1,800    The Toronto-Dominion Bank                                   53,410
                                                                   ----------
                                                                      607,654
                                                                   ----------

           DENMARK - 4.98%
  2,000    A/S Forsikringsselskabet Codan                             254,134
  1,900    Den Danske Bank Group                                      258,025
  2,700    Tele Danmark A.S. - Class B                                294,191
  2,400    Unidanmark A.S. - Class A                                  182,976
                                                                   ----------
                                                                      989,326
                                                                   ----------

           FINLAND - 3.58%
 10,400    Enso Oyj                                                    80,503
  1,600    Huhtamaki                                                   53,669
 13,800    Kemira Oyj                                                 113,669
  1,600    Nokia Oyj - Class A                                        145,605
  6,000    Orion-Yhtymae OY - Class B                                 144,096
  6,300    Rauma Oyj                                                   74,400
  9,300    Valmet Oyj                                                  99,492
                                                                   ----------
                                                                      711,434
                                                                   ----------

           FRANCE - 6.63%
  1,100    Cap Gemini SA                                              165,293
  1,600    Elf Aquitaine                                              185,143
    400    Eridania Beghin-Say SA                                      71,984
    200    L'Oreal                                                    114,274
  1,800    Pernod Ricard                                              119,853
    100    Sagem SA                                                    63,796
  3,300    Scor                                                       189,206
    700    Societe Generale - A                                        92,589
  1,400    Union des Assurances Federales                             175,101
 12,100    Usinor SA                                                  138,272
                                                                   ----------
                                                                    1,315,511
                                                                   ----------

           GERMANY - 6.43%
  3,000    BASF AG                                                    127,166
  3,700    Commerzbank AG                                             111,262
  9,300    Deutsche Telekom AG                                        253,376
    300    Dyckerhoff AG                                               88,763

See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
International Equity Fund (continued)

 Number
of Shares                                                               Value
-------------------------------------------------------------------------------


           COMMON STOCKS (CONTINUED) - 90.79%
           GERMANY (CONTINUED) - 6.43%
  3,000    Gehe AG                                                   $225,530
  3,600    Merck KGaA                                                 147,817
    200    SAP AG                                                      83,932
  1,500    Schering AG                                                176,801
    100    Wella AG                                                    62,798
                                                                   ----------
                                                                    1,277,445
                                                                   ----------

           GREECE - 0.47%
  4,100    Hellenic Telecommunication Organization SA                  93,209
                                                                   ----------

           HONG KONG  - 2.80%
 62,000    Hong Kong Telecommunications Ltd.                          124,067
  5,600    HSBC Holdings PLC                                          128,328
 64,000    Johnson Electric Holdings Ltd.                             148,726
 67,000    New World Development Company Ltd.                         155,697
                                                                   ----------
                                                                      556,818
                                                                   ----------

           ITALY - 0.68%
 41,000    Benetton Group S.p.A.                                       68,700
 22,900    Fiat SpA                                                    65,700
                                                                   ----------
                                                                      134,400
                                                                   ----------

           JAPAN - 7.02%
  5,000    Canon, Inc.                                                 94,614
  4,000    Dai Nippon Printing Company Ltd.                            61,617
  5,100    Daito Trust Construction Co. Ltd.                           43,548
  3,000    Fuji Photo Film                                            109,932
 22,000    Mitsubishi Heavy Industries Ltd.                            84,959
  6,000    NEC Corporation                                             44,436
  6,000    Nippon Express Co. Ltd.                                     33,726
     17    Nippon Telegraph & Telephone Corp.                         133,051
  4,000    Sankyo Co. Ltd.                                             90,280
  5,000    Shiseido Company, Ltd.                                      54,752
 10,000    Suzuki Motor Corp.                                         115,081
 16,000    Takara Standard Co. Ltd.                                   121,517
  1,000    TDK Corp.                                                   65,908
  5,000    Toho Bank Ltd.                                              17,807
    700    Toho Co. Ltd.                                               87,645


See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
International Equity Fund (continued)

 Number
of Shares                                                               Value
------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED) - 90.79%
           JAPAN (CONTINUED) - 7.02%
 10,000    Tonen Corp.                                                $63,677
 10,000    Wacoal Corp.                                               113,966
  2,000    Yamanouchi Pharmaceutical Co. Ltd.                          57,326
                                                                   ----------
                                                                    1,393,842
                                                                   ----------

           MALAYSIA - 0.62%
 96,000    Golden Hope Plantations Bhd                                 41,195
110,000    Highlands & Lowlands Bhd                                    40,720
 50,000    Kuala Lumpur Kepong Bhd                                     41,069
                                                                   ----------
                                                                      122,984
                                                                   ----------

           MEXICO - 1.21%
 31,000    Carso Global Telecom                                        84,217
 26,000    Cemexa SA de CV<F1>                                         62,414
    780    Cemexa SA de CV - CPO<F1>                                    1,857
 31,000    Organizacion Soriana SA de CV                               91,873
                                                                   ----------
                                                                      240,361
                                                                   ----------

           NETHERLANDS - 6.36%
  9,400    ABN Amro Holding NV                                        176,162
  1,200    DSM NV                                                     113,665
  3,646    Fortis Amev NV                                             236,806
  3,425    ING Group NV                                               165,785
  1,600    Phillips Electronics N.V.                                   85,157
  5,000    Royal Dutch Petroleum Co.                                  241,486
  4,900    Stork N.V.                                                 122,264
  4,800    Telegraaf Holdings MIJ_CVA                                 121,311
                                                                   ----------
                                                                    1,262,636
                                                                   ----------

           NEW ZEALAND - 0.84%
 40,800    Telecom Corporation of New Zealand Ltd.                    167,408
                                                                   ----------

           NORWAY - 2.18%
 35,200    Christiania Bank Og Kreditkasse                            123,190
 53,400    Den Norske Bank ASA                                        187,610
  4,300    Norske Skogindustrier ASA                                  122,491
                                                                   ----------
                                                                      433,291
                                                                   ----------

           PORTUGAL - 0.48%
  2,000    Portugal Telecom SA                                         94,840
                                                                   ----------

See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
International Equity Fund (continued)

 Number
of Shares                                                               Value
------------------------------------------------------------------------------
           COMMON STOCKS (CONTINUED) - 90.79%
           SINGAPORE - 2.30%
 24,000    City Developments Ltd.                                     $86,967
  6,200    Creative Technology Ltd.<F1>                                90,247
 13,000    Development Bank of Singapore Ltd.                          81,440
 23,000    Overseas Union Bank Ltd.                                    62,437
 22,000    Singapore Airlines Ltd.                                    135,118
                                                                   ----------
                                                                      456,209
                                                                   ----------

           SOUTH AFRICA - 0.44%
  5,400    Anglo American Industrial Corp. Ltd.                        86,538
                                                                   ----------

           SPAIN - 1.74%
  9,500    Iberdrola S.A.                                             153,155
  4,254    Telefonica S.A.                                            191,725
                                                                   ----------
                                                                      344,880
                                                                   ----------

           SWEDEN - 1.81%
  4,100    Mo och Domsjo AB - Class B                                  95,461
 21,000    Nordbanken Holding AB                                      125,729
  8,000    Trelleborg AB - Class B                                     73,176
  3,000    Volvo AB - Class B                                          64,668
                                                                   ----------
                                                                      359,034
                                                                   ----------

           SWITZERLAND - 5.62%
    100    Compagnie Financiere Richemont AG                          132,940
    200    Hilti AG                                                   146,233
    100    Nestle S.A.                                                212,703
    100    Novartis A. G.                                             180,207
    100    Schweizerische Rueckversicherungs-Gesellschaft             222,747
    300    SGS Societe Generale de Surveillance Holding SA             58,715
    600    The Swatch Group AG - REG                                   82,090
    300    Valora Holding AG                                           80,761
                                                                   ----------
                                                                    1,116,396
                                                                   ----------

           TURKEY - 0.38%
183,000    Petkim Petrokimya Holdings A.S.                             41,303
2,180,200  Tofas Turk Otomobil Fabrika A.S.                            34,066
                                                                   ----------
                                                                       75,369
                                                                   ----------

See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
International Equity Fund (continued)

 Number
of Shares                                                               Value
-------------------------------------------------------------------------------

           COMMON STOCKS (CONTINUED) - 90.79%
           UNITED KINGDOM - 19.34%
 15,100    Allied Domecq PLC                                         $139,089
  5,350    Allied Zurich PLC<F1>                                       63,974
 10,200    Barclays PLC                                               219,853
  7,900    Boots Company PLC                                          118,679
 14,400    British Aerospace PLC                                      107,198
  7,600    British Airways PLC                                         55,240
  5,350    British American Tobacco p.l.c.                             48,339
 46,500    British Steel PLC                                           79,823
 17,000    British Telecommunications PLC                             219,796
  9,001    CGU PLC                                                    142,679
 13,650    Fairview Holdings PLC<F1>                                   18,688
  7,000    Great Universal Stores PLC                                  75,264
 24,000    Guardian Royal Exchange PLC                                116,362
 25,200    Guardian Royal Exchange PLC _ Class B                        6,542
  6,500    Hays PLC                                                    95,851
 27,300    Hillsdown Holdings PLC                                      38,634
  9,200    HSBC Holdings PLC                                          215,709
  7,000    Johnson Matthey PLC                                         39,508
 13,200    Kingfisher PLC                                             115,950
 26,100    Ladbroke Group PLC                                          95,618
  9,900    Lonrho PLC                                                  53,885
  9,900    Lonrho Africa PLC                                            9,948
 21,400    LucasVarity PLC                                             73,113
 11,800    PowerGen PLC                                               166,991
 18,800    Racal Electronics PLC                                       85,326
 16,800    Shell Transport & Trading Co.                              102,063
 36,100    Smith (David S.) Holdings                                   75,574
 15,300    SmithKline Beecham PLC                                     191,410
 17,400    Tate & Lyle PLC                                            101,993
 13,650    Terranova Foods PLC                                         26,747
  9,808    Thames Water PLC                                           182,007
 49,800    Woolwich PLC                                               295,873
 20,600    WPP Group PLC                                              102,465
 21,900    Yorkshire Water PLC                                        188,154
  4,500    Zeneca Group PLC                                           172,886
                                                                   ----------
                                                                    3,841,231
                                                                   ----------

See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

SCHEDULES OF INVESTMENTS October 31, 1998
International Equity Fund (continued)

 Number
of Shares                                                               Value
-------------------------------------------------------------------------------

           TOTAL COMMON STOCKS
           (cost $20,489,413).................................... $18,029,831
                                                                   ----------

           SHORT-TERM INVESTMENTS - 9.02%
1,056,393  SSGA Money Market Fund                                   1,056,393
  733,733  SSGA U.S. Government Money Market Fund                     733,733
                                                                   ----------

           TOTAL SHORT-TERM INVESTMENTS
           (cost $1,790,126)....................................... 1,790,126
                                                                   ----------
           TOTAL INVESTMENTS - 99.81%
           (cost $22,279,539)                                      19,819,957

           Cash and Other Assets, less Liabilities - 0.19%             38,012
                                                                   ----------

           NET ASSETS - 100.00%.................................. $19,857,969
                                                                  ===========




           As of October 31, 1998, the International Equity Fund's investments, excluding short-term investments, were diversified as follows:


           INDUSTRY SECTOR
           Consumer Durables                                             4.30%
           Consumer Staples                                              9.10
           Energy Sources                                                6.10
           Financial Services                                           24.80
           Health Care Products                                          8.40
           Industrial                                                   17.20
           Retail                                                        5.50
           Services                                                      4.00
           Technology                                                    4.10
           Telecommunications                                            9.60
           Utilities                                                     6.90
                                                                       ------

           TOTAL INDUSTRY SECTOR......................................100.00%
                                                                      =======
<F1> Non-income producing security

See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

STATEMENTS OF ASSETS AND LIABILITIES October 31, 1998


                                                                    INTERMEDIATE      LARGE CAP      SMALL CAP  INTERNATIONAL
                                                               FIXED INCOME FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $65,775,367,
  $36,882,423, $26,607,593 and
  $22,279,539, respectively)                                        $ 67,515,218   $ 40,837,709   $ 22,825,010   $ 19,819,957
Receivable for investment securities sold                                      _        889,442              _              _
Dividends, interest and tax withholding receivable                       888,889         68,962         18,737         66,432
Organizational expenses, net
  of accumulated amortization                                             25,776         25,776         25,776         25,776
Prepaids and other assets                                                  3,777          2,967          2,380          2,483
                                                                    ------------   ------------   ------------   ------------
     Total Assets                                                     68,433,660     41,824,856     22,871,903     19,914,648
                                                                    ------------   ------------   ------------   ------------

LIABILITIES:
Payable for investments purchased                                              _        816,098              _              _
Dividend payable                                                         292,890              _              _              _
Accrued investment advisory fees                                          24,891         34,369         14,549         20,069
Accrued distribution fees                                                 14,625          8,211          4,303          3,972
Other liabilities                                                         51,616         33,190         21,716         32,638
                                                                    ------------   ------------   ------------   ------------
     Total Liabilities                                                   384,022        891,868         40,568         56,679
                                                                    ------------   ------------   ------------   ------------

NET ASSETS                                                          $ 68,049,638   $ 40,932,988   $ 22,831,335   $ 19,857,969
                                                                    ============   ============   ============   ============
NET ASSETS CONSIST OF:
Capital stock                                                              $ 663          $ 427          $ 278          $ 221
Paid-in capital                                                       66,248,839     36,649,426     26,962,882     22,123,570
Undistributed net investment income                                       21,661         32,397          6,353        191,380
Accumulated net realized gain (loss)
  on investments                                                          38,624        295,452      (355,595)          1,926
Accumulated net realized loss from foreign
  currency transactions                                                        _              _              _          (286)
Net unrealized appreciation (depreciation)
  on investments                                                       1,739,851      3,955,286    (3,782,583)    (3,278,581)
Net unrealized appreciation on translation of
  assets and liabilities in foreign currencies                                 _              _              _        819,739
                                                                    ------------   ------------   ------------   ------------
Net Assets                                                          $ 68,049,638   $ 40,932,988   $ 22,831,335   $ 19,857,969
                                                                    ============   ============   ============   ============
CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                                           100,000,000    100,000,000    100,000,000    100,000,000
Issued and outstanding                                                 6,625,127      4,266,457      2,778,564      2,214,951

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                           $ 10.27         $ 9.59         $ 8.22         $ 8.97
                                                                    ============   ============   ============   ============

MAXIMUM OFFERING PRICE PER SHARE                                         $ 10.56         $ 9.99         $ 8.56         $ 9.34
                                                                    ============   ============   ============   ============

See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS Annual Report

STATEMENTS OF OPERATIONS for the period ended October 31, 1998<F1>


                                                                    INTERMEDIATE      LARGE CAP      SMALL CAP  INTERNATIONAL
                                                               FIXED INCOME FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding taxes of
  $0, $39, $0 and $48,727, respectively)                                     $ _      $ 416,609      $ 148,118      $ 328,393
Interest                                                               2,373,438         47,383         43,613        106,449
                                                                   -------------  -------------  -------------  -------------
  Total Investment Income                                              2,373,438        463,992        191,731        434,842
                                                                   -------------  -------------  -------------  -------------

EXPENSES:
Investment advisory fees                                                 173,214        174,092         93,683        105,901
Distribution fees                                                         96,230         58,031         31,228         29,417
Administration and fund accounting fees                                   76,984         46,424         24,982         23,534
Federal and state registration fees                                       20,069         13,286          8,891          7,549
Miscellaneous                                                             12,338          7,783          4,229          4,334
Legal fees                                                                11,170          6,894          3,718          3,532
Transfer agent fees and expenses                                           9,722          9,374          9,106          9,095
Custody fees                                                               7,554          5,734          6,468         20,454
Pricing expenses                                                           7,198          1,759          1,744         13,440
Directors' fees and expenses                                               6,087          6,087          6,087          6,087
Audit fees                                                                 4,075          4,075          4,075          4,075
Amortization of organizational costs                                       3,431          3,431          3,431          3,431
                                                                   -------------  -------------  -------------  -------------

  Total Expenses Before Waivers                                          428,072        336,970        197,642        230,849
Waiver of expenses                                                     (100,890)          (393)       (10,276)       (13,163)
                                                                   -------------  -------------  -------------  -------------

  Net Expenses                                                           327,182        336,577        187,366        217,686
                                                                   -------------  -------------  -------------  -------------

NET INVESTMENT INCOME                                                  2,046,256        127,415          4,365        217,156
                                                                   -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments                                   38,624        295,452      (355,595)          1,926
Net realized loss on foreign currency transactions                             _              _              _       (27,945)
Net change in unrealized appreciation
  (depreciation) on investments                                        1,640,755    (2,106,481)    (3,782,583)    (3,278,581)
Net change in unrealized appreciation on
  translation of assets and liabilities
  in foreign currencies                                                        _              _              _        819,739
                                                                   -------------  -------------  -------------  -------------
Net gain (loss) on investments and
  foreign currency transactions                                        1,679,379    (1,811,029)    (4,138,178)    (2,484,861)
                                                                   -------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                          $ 3,725,635   $(1,683,614)   $(4,133,813)   $(2,267,705)
                                                                    ============   ============   ============   ============


<F1>Commenced operations on March 31, 1998.

See Notes to the Financial Statements.
                                               JOHNSONFAMILY FUNDS Annual Report

STATEMENTS OF CHANGES IN NET ASSETS for the period ended October 31, 1998<F1>


                                                                    INTERMEDIATE      LARGE CAP      SMALL CAP  INTERNATIONAL
                                                               FIXED INCOME FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                $ 2,046,256      $ 127,415        $ 4,365      $ 217,156
Net realized gain (loss) on investments                                   38,624        295,452      (355,595)          1,926
Net realized loss on foreign
  currency transactions                                                        _              _              _       (27,945)
Change in unrealized appreciation
  (depreciation) on investments                                        1,640,755    (2,106,481)    (3,782,583)    (3,278,581)
Change in unrealized appreciation on translation
  of assets and liabilities in foreign currencies                              _              _              _        819,739
                                                                    ------------   ------------   ------------   ------------
     Net Increase (Decrease) in Net Assets
     Resulting from Operations                                         3,725,635    (1,683,614)    (4,133,813)    (2,267,705)
                                                                    ------------   ------------   ------------   ------------

DISTRIBUTIONS PAID FROM:
Net investment income                                                (2,027,129)       (97,237)              _              _
                                                                    ------------   ------------   ------------   ------------

SHARE TRANSACTIONS:
Shares sold                                                           29,847,907     21,512,846     28,599,992     23,895,804
Shares sold during common and
  commingled trust fund conversions                                   40,058,886     23,721,464              _              _
Proceeds from reinvestment of distributions                              933,300         50,640              _              _
Shares redeemed                                                      (4,538,961)    (2,619,111)    (1,635,844)    (1,771,130)
                                                                    ------------   ------------   ------------   ------------
     Net Increase from Share Transactions                             66,301,132     42,665,839     26,964,148     22,124,674
                                                                    ------------   ------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS                                          67,999,638     40,884,988     22,830,335     19,856,969

NET ASSETS:
Beginning of period                                                       50,000         48,000          1,000          1,000
                                                                    ------------   ------------   ------------   ------------

End of period (includes undistributed net
  investment income of $21,661, $32,397,
  $6,353 and $191,380, respectively)                                $ 68,049,638   $ 40,932,988   $ 22,831,335   $ 19,857,969
                                                                    ============   ============   ============   ============


<F1>Commenced operations on March 31, 1998.

See Notes to the Financial Statements.

JOHNSONFAMILY FUNDS Annual Report

FINANCIAL HIGHLIGHTS for the period ended October 31, 19981


                                                                    INTERMEDIATE      LARGE CAP      SMALL CAP  INTERNATIONAL
                                                               FIXED INCOME FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 10.00        $ 10.00        $ 10.00        $ 10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                       0.31           0.03           0.00           0.09
Net realized and unrealized gain (loss)
  on investments and foreign currency transactions                          0.27         (0.42)         (1.78)         (1.12)
                                                                    ------------   ------------   ------------   ------------
     Total from Investment Operations                                       0.58         (0.39)         (1.78)         (1.03)
                                                                    ------------   ------------   ------------   ------------

LESS DISTRIBUTIONS PAID:
From net investment income                                                (0.31)         (0.02)           0.00           0.00
                                                                    ------------   ------------   ------------   ------------
     Total Distribution Paid                                              (0.31)         (0.02)           0.00           0.00
                                                                    ------------   ------------   ------------   ------------

NET ASSET VALUE, END OF PERIOD                                           $ 10.27         $ 9.59         $ 8.22         $ 8.97
                                                                    ============   ============   ============   ============

TOTAL RETURN<F2>                                                           5.89%        (3.87)%       (17.80)%       (10.30)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                                        $ 68,050       $ 40,933       $ 22,831       $ 19,858
Ratio of expenses to average net assets,
  net of waivers<F3>                                                       0.85%          1.45%          1.50%          1.85%
Ratio of net investment income to
  average net assets, net of waivers<F3>                                   5.32%          0.55%          0.03%          1.85%
Ratio of expenses to average net assets,
  before waivers<F3>                                                       1.11%          1.45%          1.57%          1.96%
Ratio of net investment income to average net
  assets, before waivers<F3>                                               5.06%          0.55%        (0.04)%          1.74%
Portfolio turnover rate<F2>                                                  47%            27%             3%             6%


<F1>Commenced operations on March 31, 1998

<F2>Not annualized

<F3>Annualized

See Notes to the Financial Statements.

                                               JOHNSONFAMILY FUNDS Annual Report

                                               JOHNSONFAMILY FUNDS Annual Report

NOTES TO THE FINANCIAL STATEMENTS October 31, 1998

1. Organization

JohnsonFamily Funds, Inc. (the "Company") was organized on January 27, 1998, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At October 31, 1998, the only series presently authorized are the JohnsonFamily Intermediate Fixed Income Fund, the JohnsonFamily Large Cap Equity Fund, the JohnsonFamily Small Cap Equity Fund and the JohnsonFamily International Equity Fund (individually referred to as a "Fund" and collectively as the "Funds").

As of March 31, 1998, assets of the common and commingled trust funds of the Johnson Heritage Fund for Income and the Johnson Heritage Income Fund were transferred to the JohnsonFamily Intermediate Fixed Income Fund and assets of the common and commingled trust funds of the Johnson Heritage Equity Income Fund and Johnson Value Fund were transferred to the JohnsonFamily Large Cap Equity Fund under Section 584(h) of the Internal Revenue Code. These transfers were treated as a tax-free event. To qualify as a tax-exempt transaction, the securities were transferred at market value with the original cost basis and purchase dates being retained for book and tax purposes. Proceeds from commingled and common trust fund conversions, as shown on the Statement of Changes in Net Assets, represent the market value of the commingled and common trust funds at the date of conversion. The net change in unrealized appreciation on investments on the Statement of Operations does not reflect the $99,096 and $6,061,767 unrealized appreciation for the Intermediate Fixed Income Fund and Large Cap Equity Fund, respectively, that existed at the date of the common and commingled trust funds transfer.


2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

A. INVESTMENT VALUATION
Equity securities listed on a recognized U.S. or foreign securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Unlisted equity securities for which market quotations are readily available will be valued at the most recent bid price. Equity securities listed on a recognized U.S. or foreign securities exchange for which there were no transactions are valued at the closing bid prices. Debt securities (other than short-term instruments) are valued at bid prices furnished by a pricing service. Debt instruments maturing within 60 days are valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Johnson Asset Management Inc. (the "Adviser") pursuant to guidelines established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATIONS
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds have elected to separately disclose the results of operations due solely to the changes in foreign currency rates.

JOHNSONFAMILY FUNDS Annual Report

C. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds are authorized to enter into foreign currency contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At October 31, 1998, the International Equity Fund has no such contracts outstanding.

D. ORGANIZATIONAL COSTS
Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Funds commenced their investment activities. If any of the original shares of the Funds purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption.

E. FEDERAL INCOME AND EXCISE TAXES
Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders.

F. DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income, if any, will be declared and paid monthly for the Intermediate Fixed Income Fund, quarterly for the Large Cap Equity Fund and annually for both the Small Cap Equity and International Equity Funds. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. Accordingly, at October 31, 1998, reclassifications were recorded to increase/(decrease) undistributed net investment income by $2,534, $2,219, $1,988 and $(25,776), increase accumulated net realized gain on investment and foreign currency transactions by $0, $0, $0 and $27,659 and decrease paid-in capital by $2,534, $2,219, $1,988 and $1,883 for the Intermediate Fixed Income Fund, Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, respectively.

G. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

H. EXPENSES
The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

I. USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

                                               JOHNSONFAMILY FUNDS Annual Report

3. Capital Stock

Transactions in shares of capital stock were as follows:
For the period March 31,1998 <F1> to October 31, 1998

                                         INTERMEDIATE      LARGE CAP        SMALL CAP       INTERNATIONAL
                                    FIXED INCOME FUND    EQUITY FUND      EQUITY FUND         EQUITY FUND
-----------------------------------------------------------------------------------------------------------
Shares sold                                 2,768,369      2,159,747        2,966,300           2,409,981
Shares sold during common and commingled
  trust fund conversions                    4,205,889      2,372,146                _                   _
Shares issued to holders in reinvestment
  of dividends                                 92,087          5,366                _                   _
Shares redeemed                             (446,218)      (275,602)        (187,836)           (195,130)
                                           ----------     ----------       ----------          ----------
Net increase                                6,620,127      4,261,657        2,778,464           2,214,851
                                           ==========     ==========       ==========          ==========




4. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding U.S. government and short-term securities, for the period March 31,19981 to October 31, 1998 are as follows


                                         INTERMEDIATE      LARGE CAP        SMALL CAP       INTERNATIONAL
                                    FIXED INCOME FUND    EQUITY FUND      EQUITY FUND         EQUITY FUND
-----------------------------------------------------------------------------------------------------------
Purchases                                 $38,948,917    $28,409,570      $27,121,262         $20,501,664
Sales                                      10,101,061     10,509,117          614,817              13,890



Purchases of U.S. government securities for the Intermediate Fixed Income Fund and for the International Equity Fund for the period March 31, 19981 to October 31, 1998 were $15,232,093 and $996,823, respectively. Sales of U.S. government securities during the period March 31, 19981to October 31, 1998 were $19,554,791 and $1,000,000 for the Intermediate Fixed Income and the International Equity Fund, respectively.


At October 31, 1998 gross unrealized appreciation and depreciation of securities, based on the cost of investments for federal income tax purposes of $65,775,367, $36,882,423, $26,607,593 and $22,281,881 for the Intermediate Fixed
Income, Large Cap Equity, Small Cap Equity and International Equity Funds, respectively, were as follows:


                                         INTERMEDIATE      LARGE CAP        SMALL CAP       INTERNATIONAL
                                    FIXED INCOME FUND    EQUITY FUND      EQUITY FUND         EQUITY FUND
-----------------------------------------------------------------------------------------------------------
Unrealized appreciation                    $1,872,880     $6,259,016       $1,103,170            $765,284
Unrealized depreciation                     (133,029)    (2,303,730)      (4,885,753)         (3,227,208)
                                           ----------     ----------       ----------          ----------
Net unrealized appreciation (depreciation)  1,739,851      3,955,286      (3,782,583)         (2,461,924)
                                           ==========     ==========       ==========          ==========


For the period ended October 31, 1998, 100% and 100% of the dividends from taxable income for the Large Cap Equity and Small Cap Equity Funds, respectively, qualified for the dividends received deduction available to corporate shareholders. At October 31, 1998, the Small Cap Equity Fund had a deferred post-October capital loss of $355,595. To the extent the Small Cap Equity Fund realizes future net capital gains, taxable distributions to shareholders will be offset by any post-October loss deferral.

<F1> Commencement of operations.

JOHNSONFAMILY FUNDS Annual Report

5. Investment Adviser

The Funds have an agreement with the Adviser, with whom certain officers and Directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.45% for the Intermediate Fixed Income Fund, 0.75% for the Large Cap Equity Fund and the Small Cap Equity Fund and 0.90% for the International Equity Fund.

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.50% of the average daily net assets of the Intermediate Fixed Income Fund, or 2.50% of each of the Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, the Adviser will reimburse the Funds for the amount of such excess. Additionally, for the fiscal period ended October 31, 1998, the Adviser has voluntarily agreed to reimburse the Funds to the extent aggregate annual operating expenses exceed 0.85%, 1.45%, 1.50% and 1.85% of the average daily net assets of the Intermediate Fixed Income Fund, Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, respectively. For the period March 31, 1998 to October 31,1998, the Adviser reimbursed the Intermediate Fixed Income Fund, Large Cap Equity Fund, Small Cap Equity Fund and International Equity Fund $100,890, $393, $10,276 and $13,163, respectively.



6. Service and Distribution Plan

The Company has entered into a distribution agreement with Sunstone Distribution Services, LLC. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.25% of the Fund's average daily net assets.

                                               JOHNSONFAMILY FUNDS Annual Report

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Shareholders and Board of Directors of JohnsonFamily Funds, Inc.:

We have audited the statements of assets and liabilities, including the schedules of investments, of JohnsonFamily Funds, Inc. (a Maryland corporation, comprising the JohnsonFamily Intermediate Fixed Income Fund, JohnsonFamily Large Cap Equity Fund, JohnsonFamily Small Cap Equity Fund, and JohnsonFamily International Equity Fund) as of October 31, 1998, and the related statements of operations and the statements of changes in net assets for the period from inception, March 31, 1998 to October 31, 1998, and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the JohnsonFamily Funds, Inc. as of October 31, 1998, the results of their operations and changes in their net assets for the period from inception, March 31, 1998 to October 31, 1998, and their financial highlights for the period presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Milwaukee, Wisconsin
November 20, 1998


JOHNSONFAMILY FUNDS Annual Report